UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2019
  (unaudited)

■  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2019 (unaudited)

July 17, 2019

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the six-month period ended June 30, 2019.

Performance Summary
01/01/19 – 06/30/19

Fund & Benchmark	Performance
Credit Suisse Trust — Commodity Return Strategy Portfolio[1]	4.53%
Bloomberg Commodity Index Total Return[2]	5.06%

Market and Strategy Review:

Commodities increased for the semiannual period ended June 30, 2019. The Bloomberg Commodity Index Total Return (the "Benchmark") returned 5.06%, with 15 out of 23 index constituents posting gains.

For the six-month period ended June 30, 2019, the Portfolio outperformed the Benchmark before fees and fund expenses while it underperformed the Benchmark after fees and expenses. Commodity strategies detracted from relative performance while the underlying cash management contributed positively to performance. Within the Portfolio's commodity exposure, forward curve positioning in the Agriculture sector detracted from relative performance. Curve positioning within the Energy sector contributed the most to relative performance while longer dated exposures in the Livestock, Industrial Metals and Precious Metals sectors contributed modestly to performance versus the Benchmark.

Energy increased the most for the period, up 10.64%, led higher by Crude Oil and petroleum products, due to tightening supplies and strong physical demand during the first quarter of 2019. The top three performers for the period were from the Energy sector. Gasoline, WTI Crude Oil and Brent Crude Oil gained 33.24%, 26.47% and 24.10%, respectively, due to a reduction in production and exports from Iran and Venezuela, and voluntary output cuts by OPEC and its partners ("OPEC+"), which helped to limit supplies. By the end of the period, OPEC+ decided to extend their production cut agreement potentially into the first quarter of 2020. This helped counteract slowing demand expectations amid global growth concerns. Gasoline received additional support after a fire forced one of the largest oil refineries on the East Coast offline ahead of the peak summer driving season in 2019, further tightening domestic inventories.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

Some of those gains were offset by Natural Gas, which declined 22.84% over the period. Generally, milder-than-average temperatures, particularly in the second quarter of 2019, reduced heating and electricity generation needs in the continental US. This, paired with a higher level of production relative to previous years, allowed for the high storage builds in the spring.

Precious Metals gained 7.17% as a slowing global growth trajectory, driven by ongoing trade conflicts, led the US Federal Reserve (the "Fed") and other central banks to announce they would be prepared to ease monetary policy if necessary in an effort to support their respective economies. This increased the appeal of Gold and Silver as alternative stores of value. In addition, escalating geopolitical tensions in the Middle East increased safe haven demand.

Industrial Metals was 4.68% higher, led by Nickel. Base metal usage forecasts broadly improved during the first four months of the period when trade negotiations between the US and China progressed positively, though the timing of a finalized agreement remains unclear. After experiencing a brief decline when trade talks stopped in May, an improved growth outlook began to take shape again after both nations agreed to a tariff ceasefire and to resume dialogue in June. Increased prospects of further stimulus measures from central banks also heightened industrial demand expectations. Nickel received additional support in the first quarter after a dam breach at a Brazilian iron ore mine led to concerns that related nickel refineries may be affected, and higher iron ore prices may reduce demand for stainless steel, a key use of nickel.

Agriculture increased 1.18%. Corn rose, mainly at the end of the period, as the wettest spring on record in the US Midwest and Great Plains caused severe flooding and slowed the pace of corn plantings. Some of those gains were offset by declines in grains and soft commodities. Kansas City Wheat decreased 9.73% due to increased export competition from the Black Sea region. Cotton fell 8.87% on concerns that China may not take delivery of all of the US cotton it had committed to purchase after trade talks deteriorated in May. In addition, US agricultural reports revealed higher-than-expected planted cotton acreage for the 2019-2020 season due to beneficial weather, increasing harvest prospects.

Livestock declined 6.84%. Lean Hogs and Live Cattle were weighed down by reduced international appetite over the period and muted expectations of exports in the near-term as the US continued to be entangled in various trade disputes with key trading partners. The US Department of Agriculture also reported increased pork production, larger US hog herd sizes and higher feedlot placements throughout the first half of the year.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

Outlook:

The Group of 20 Summit in Japan provided an avenue for world leaders to improve both trade and political relationships, particularly between the US and China, as other nations affected by the trade war become more vocal about their reaching a trade agreement. The US and China entered into a temporary truce to prevent an escalation of tit-for-tat tariffs while also allowing for negotiations to resume, which has caused market participants to become cautiously optimistic that a near-term trade deal may be reached. Reduced barriers to trade would be beneficial to commodity demand as companies are increasingly delaying capital investments amid the uncertainty. Russia also announced at the G20 Summit that it agreed with Saudi Arabia to extend the crude oil production cut agreement through year end and potentially into the first quarter of 2020. How strictly all participants will be at adhering to the agreement remains a concern as some participating nations, such as Nigeria, face growing political and financial constraints. So far, a majority of the participating nations to the OPEC+ agreement have met or exceeded production cut quotas over the past year and a half, exemplifying their commitment to supporting crude oil prices. However, the biggest risk to the agreement's effectiveness rests outside of the group's control. A question remains on how much more will US shale producers continue to grow production and make up for the shortfall.

Beyond policy risk, weather continued to impact the planting and growing seasons of key crops. Per the National Oceanic and Atmospheric Administration, soil saturation levels for a large part of the US Midwest remained abnormally moist to excessively wet in late June. The heavy rainfall has forced farmers to plant a higher percentage of their fields at the same time, increasing the concentration risk to plantings if additional adverse weather conditions appear, especially during the key summer growing season. Meanwhile, European wheat faced a heatwave by the end of the period, which may also impact output expectations. In addition, a delayed monsoon season in India, a country which tends to oscillate between a net consumer and a net exporter of sugar, may also impact sugarcane production. If dry conditions persist in India, then there may be less sugar supplies available for trade.

Economic indicators seem to be losing some momentum, adding to the evidence that the ongoing trade conflict between the US and China has impacted growth expectations broadly. In the US, unemployment remained at 3.6% in May. However, the US Purchasing Manager's Index reading weakened to 50.5 in May. A reading below 50 would indicate a contraction. The same reading for the Eurozone fell to 47.7, potentially threatening the region's job market as its manufacturing industry was impacted by reduced factory activity.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

China's Caixin/Markit Manufacturing Purchasing Managers' Index ("PMI") reading remained at 50.2 for May as well, as exports fell. In response to these data points, central banks prepared to potentially take action. The Fed announced it was prepared to cut short-term interest rates, with two to three rate hikes priced in this year as of the end of June. European Central Bank President Mario Draghi announced the central bank will consider cutting interest rates in the near future in an effort to counteract an economic slowdown. China may also implement more stimulus measures in an attempt to reduce the pace of the weakening following special bond issues released earlier in June. As central banks continue to adjust policies to accommodate growth in the latter stages of an expansionary cycle or even in early contractionary periods, the appeal of commodities as an asset class is increased as a business cycle diversifier.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, liquidity risk, interest rate risk, market risk, non-diversified status, portfolio turnover risk, structures note risk, subsidiary risk, swap agreement risk, US government securities risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2019; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2020.

2  The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities. The index does not have transactions costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

Average Annual Returns as of June 30, 20191

1 Year	5 Years	10 Years
(7.30)%	(9.30)%	(4.00)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross and net expense ratio is 1.05%.

1   Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2020. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended June 30, 2019.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2019

Actual Portfolio Return
Beginning Account Value 01/01/19	$1,000.00
Ending Account Value 06/30/19	$1,045.30
Expenses Paid per $1,000*	$5.32
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/19	$1,000.00
Ending Account Value 06/30/19	$1,019.59
Expenses Paid per $1,000*	$5.26
Annualized Expense Ratio*	1.05%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	74.90%
United States Treasury Obligations	25.10
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (72.6%)
$3,100	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	08/27/20	2.570	$3,103,559
5,200	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	09/24/20	2.570	5,206,144
5,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.226	5,302,772
5,700	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.520	5,706,158
3,000	Federal Farm Credit Banks, LIBOR 1M + 0.065%(1)	(AA+, Aaa)	12/28/20	2.467	3,000,265
4,000	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	01/25/21	2.590	4,005,121
3,000	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.580	3,000,575
3,200	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	08/09/21	2.412	3,192,089
17,300	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.236	17,247,116
11,200	Federal Farm Credit Banks, LIBOR 3M + 0.010%(1)	(AA+, Aaa)	09/20/21	2.397	11,208,586
5,700	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.600	5,712,699
7,900	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	2.236	7,872,535
15,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	2.700	15,056,444
10,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	2.700	10,021,045
19,100	Federal Farm Credit Banks, SOFR + 0.200%(1)	(AA+, Aaa)	04/22/22	2.620	19,097,236
8,900	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	2.366	8,895,026
12,600	Federal Farm Credit Banks, FCPR DLY - 2.810%(1)	(AA+, Aaa)	05/20/22	2.690	12,635,573
1,900	Federal Farm Credit Banks	(AA+, Aaa)	12/05/22	2.570	1,900,442
2,900	Federal Farm Credit Banks	(AA+, Aaa)	02/22/23	2.590	2,900,459
1,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	1,002,757
5,700	Federal Farm Credit Banks	(AA+, Aaa)	09/25/25	2.780	5,701,059
12,800	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.201	12,797,692
7,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.444	7,016,797
10,100	Federal Home Loan Banks, SOFR + 0.045%(1)	(AA+, Aaa)	09/28/20	2.465	10,096,853
6,200	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.552	6,209,959
1,700	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.221	1,699,605

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$6,200	Federal Home Loan Banks, SOFR + 0.075%(1)	(AA+, Aaa)	06/11/21	2.495	$6,196,981
10,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.411	9,983,439
14,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/15/20	2.520	14,918,182
13,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/01/20	2.550	13,000,247
10,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/20/20	2.495	10,501,154
15,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/08/21	2.650	15,800,804
24,400	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.580	24,423,032
7,800	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	2.520	7,806,253
20,000	Federal National Mortgage Association, SOFR + 0.075%(1)	(AA+, Aaa)	10/30/20	2.495	20,011,705
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $312,110,528)					312,230,363
UNITED STATES TREASURY OBLIGATIONS (24.3%)
1,500	United States Treasury Bills(2)	(AA+, Aaa)	07/05/19	2.353	1,499,608
46,235	United States Treasury Floating Rate Notes, USBMMY3M + 0.045%(1),(3),(4)	(AA+, Aaa)	10/31/20	2.141	46,173,095
42,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.115%(1),(3)	(AA+, Aaa)	01/31/21	2.211	41,968,207
15,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.139%(1)	(AA+, Aaa)	04/30/21	2.235	14,990,775
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $104,635,496)					104,631,685
TOTAL INVESTMENTS AT VALUE (96.9%) (Cost $416,746,024)					416,862,048
OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%)					13,319,496
NET ASSETS (100.0%)					$430,181,544

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of June 30, 2019.

(2)  Securities are zero coupon. Rate presented is yield to maturity as of June 30, 2019.

(3)  At June 30, 2019, $12,799,268 in the value of these securities has been pledged as collateral for open swap contracts.

(4)  At June 30, 2019, $2,596,516 in the value of this security has been pledged to cover initial margin requirements for futures contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2019 (unaudited)

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$53,817,837	07/23/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.34%	$—	$—	$(115,673)
USD	10,614,850	07/23/19	Bank of America	Bloomberg Commodity Index Total Return	2.18%	—	—	(24,743)
USD	29,868,739	07/23/19	CIBC	Bloomberg Commodity Index Total Return	2.20%	—	—	(69,671)
USD	58,442,046	07/23/19	Citigroup	Bloomberg Commodity Index Total Return	2.19%	—	—	(136,272)
USD	30,361,884	07/23/19	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.18%	—	—	(70,771)
USD	6,955,589	07/23/19	Macquarie	Bloomberg Commodity Index Total Return	2.17%	—	—	(16,207)
USD	53,651,389	07/23/19	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.34%	—	—	(110,760)
USD	41,213,474	07/23/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.22%	—	—	(86,457)
USD	7,840,421	07/23/19	RBC Capital	Bloomberg Commodity Index Total Return	2.20%	—	—	(18,288)
USD	12,694,740	07/23/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.26%	—	—	(26,673)
USD	32,821,829	07/23/19	Societe Generale	Bloomberg Commodity Index Total Return	2.19%	—	—	(76,532)
USD	3,479,067	07/23/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.22%	—	—	(7,298)
USD	49,892,146	07/23/19	Societe Generale	Societe Generale P04 TR Index(b)	2.34%	—	—	(106,283)
USD	38,935,063	07/23/19	UBS	Bloomberg Commodity Index Total Return	2.19%	—	—	(90,787)
								$(956,415)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2019 (unaudited)

Commodity Name	Weight	Quantity(1)	6/30/19 Value(1)
COMEX Gold DEC 19 Futures	12.91%	48	6,910,805
NYMEX WTI Crude Oil SEP 19 Futures	8.80%	81	4,712,137
ICE Brent Crude Oil OCT 19 Futures	7.93%	66	4,247,565
COMEX High Grade Copper DEC 19 Futures	7.34%	58	3,929,742
NYMEX Nat Gas SEP 19 Futures	6.22%	146	3,328,636
CBOT Corn SEP 19 Futures	6.16%	155	3,298,291
CBOT Soybeans NOV 19 Futures	5.74%	67	3,074,445
LME Aluminium SEP 19 Futures	4.11%	49	2,198,695
COMEX Silver DEC 19 Futures	3.66%	25	1,962,549
CME Live Cattle AUG 19 Futures	3.35%	43	1,794,110
CBOT Soy Meal DEC 19 Futures	3.30%	55	1,768,285
LME Zinc DEC 19 Futures	3.13%	27	1,674,371
CBOT Wheat SEP 19 Futures	3.07%	62	1,642,875
CBOT Bean Oil DEC 19 Futures	3.06%	95	1,638,197
NYBOT Sugar OCT 19 Futures	3.02%	114	1,617,969
NYMEX Unleaded Gasoline SEP 19 Futures	3.00%	21	1,608,710
LME Nickel SEP 19 Futures	2.97%	21	1,589,497
ICE Gas Oil SEP 19 Futures	2.77%	25	1,481,378
NYBOT Coffee SEP 19 Futures	2.59%	34	1,384,538
NYMEX Heating Oil SEP 19 Futures	2.26%	15	1,211,029
CME Lean Hogs AUG 19 Futures	2.25%	40	1,202,489
NYBOT Cotton DEC 19 Futures	1.25%	20	671,600
KCBOT Kansas Wheat SEP 19 Futures	1.13%	26	603,209

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2019.

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/19 Value(1)
COMEX Gold DEC 19 Futures	13.11%	46	6,528,206
NYMEX WTI Crude Oil SEP 19 Futures	8.64%	74	4,302,342
ICE Brent Crude Oil OCT 19 Futures	7.82%	60	3,891,528
COMEX High Grade Copper SEP 19 Futures	7.33%	54	3,651,513
CBOT Corn SEP 19 Futures	6.20%	145	3,085,835
NYMEX Nat Gas SEP 19 Futures	6.16%	134	3,066,912
CBOT Soybeans NOV 19 Futures	5.70%	62	2,839,346
LME Aluminium SEP 19 Futures	4.14%	46	2,061,539
COMEX Silver DEC 19 Futures	3.71%	24	1,849,409
CME Live Cattle AUG 19 Futures	3.41%	41	1,697,533

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2019 (unaudited)

Commodity Name	Weight	Quantity(1)	6/30/19 Value(1)
CBOT Soy Meal DEC 19 Futures	3.26%	50	1,625,329
LME Zinc DEC 19 Futures	3.17%	25	1,578,023
CBOT Bean Oil DEC 19 Futures	3.06%	88	1,522,750
NYBOT Sugar OCT 19 Futures	3.02%	106	1,501,338
NYMEX Unleaded Gasoline SEP 19 Futures	3.01%	19	1,498,350
CBOT Wheat SEP 19 Futures	2.99%	56	1,486,897
LME Nickel SEP 19 Futures	2.88%	19	1,434,114
ICE Gas Oil SEP 19 Futures	2.74%	23	1,363,404
NYBOT Coffee SEP 19 Futures	2.64%	32	1,315,102
CME Lean Hogs AUG 19 Futures	2.38%	39	1,185,136
NYMEX Heating Oil SEP 19 Futures	2.24%	14	1,116,916
NYBOT Cotton DEC 19 Futures	1.30%	20	648,339
KCBOT Kansas Wheat SEP 19 Futures	1.08%	23	535,303

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2019.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2019 (unaudited)

Assets
Investments at value (Cost $416,746,024) (Note 2)	$416,862,048
Cash	2,242,197
Cash segregated at brokers for swap contracts (Note 2)	11,091,043
Interest receivable	1,466,971
Receivable for Portfolio shares sold	155,407
Prepaid expenses and other assets	5,613
Total assets	431,823,279
Liabilities
Investment advisory fee payable (Note 3)	201,312
Administrative services fee payable (Note 3)	12,364
Shareholder servicing/Distribution fee payable (Note 3)	86,285
Unrealized depreciation on open swap contracts (Note 2)	956,415
Payable for Portfolio shares redeemed	93,598
Trustees' fee payable	13,505
Accrued expenses	278,256
Total liabilities	1,641,735
Net Assets
Capital stock, $.001 par value (Note 6)	119,263
Paid-in capital (Note 6)	444,907,846
Total distributable earnings (loss)	(14,845,565)
Net assets	$430,181,544
Shares outstanding	119,263,080
Net asset value, offering price and redemption price per share	$3.61

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2019 (unaudited)

Investment Income
Interest	$5,243,195
Securities lending (net of rebates)	48
Total investment income	5,243,243
Expenses
Investment advisory fees (Note 3)	1,225,236
Administrative services fees (Note 3)	36,119
Shareholder servicing/Distribution fees (Note 3)	519,168
Transfer agent fees (Note 3)	226,166
Printing fees	47,794
Trustees' fees	32,053
Audit and tax fees	31,408
Legal fees	26,565
Custodian fees	21,784
Commitment fees (Note 4)	11,560
Insurance expense	4,755
Miscellaneous expense	4,671
Total expenses	2,187,279
Less: fees waived (Note 3)	(6,774)
Net expenses	2,180,505
Net investment income	3,062,738
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	20,635
Net realized gain from futures contracts	790,187
Net realized loss from swap contracts	(451,795)
Net change in unrealized appreciation (depreciation) from investments	(32,005)
Net change in unrealized appreciation (depreciation) from futures contracts	(566,957)
Net change in unrealized appreciation (depreciation) from swap contracts	14,690,945
Net realized and unrealized gain from investments, futures contracts and swap contracts	14,451,010
Net increase in net assets resulting from operations	$17,513,748

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
From Operations
Net investment income	$3,062,738	$3,919,105
Net realized gain (loss) from investments, futures contracts and swap contracts	359,027	(26,974,130)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	14,091,983	(28,623,981)
Net increase (decrease) in net assets resulting from operations	17,513,748	(51,679,006)
From Distributions
From distributable earnings	(2,038,242)	(10,610,261)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	27,795,519	48,249,187
Reinvestment of dividends	2,038,242	10,610,261
Net asset value of shares redeemed	(5,058,520)	(15,520,258)
Net increase in net assets from capital share transactions	24,775,241	43,339,190
Net increase (decrease) in net assets	40,250,747	(18,950,077)
Net Assets
Beginning of period	389,930,797	408,880,874
End of period	$430,181,544	$389,930,797

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2019	For the Year Ended December 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$3.47	$4.03	$4.38	$3.91	$5.22	$6.29
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.03	0.04	0.00[2]	(0.01)	(0.03)	(0.05)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.13	(0.50)	0.04	0.48	(1.28)	(1.02)
Total from investment operations	0.16	(0.46)	0.04	0.47	(1.31)	(1.07)
LESS DIVIDENDS
Dividends from net investment income	(0.02)	(0.10)	(0.39)	—	—	—
Total dividends	(0.02)	(0.10)	(0.39)	—	—	—
Net asset value, end of period	$3.61	$3.47	$4.03	$4.38	$3.91	$5.22
Total return[3]	4.53%	(11.66)%	1.52%	12.02%	(25.10)%	(17.01)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$430,182	$389,931	$408,881	$347,118	$274,835	$273,055
Ratio of net expenses to average net assets	1.05%[4]	1.04%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	1.47%[4]	0.93%	0.07%	(0.35)%	(0.73)%	(0.83)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[4,5]	—%	0.06%	0.02%	0.04%	0.05%
Portfolio turnover rate	50%	105%	94%	113%	113%	96%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01%.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2019 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2019, the Portfolio held $76,541,629 in the Subsidiary, representing 17.8% of the Portfolio's consolidated net assets. For the six months ended June 30, 2019, the net realized gain on securities and other financial instruments held in the Subsidiary was $329,132.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies

policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio's pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$312,230,363	$—	$312,230,363
United States Treasury Obligations	—	104,631,685	—	104,631,685
	$—	$416,862,048	$—	$416,862,048
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts**	$—	$956,415	$—	$956,415

*  Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended June 30, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2019, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2019 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts	$—	$—	$790,187	$(566,957)
Total return swap contracts	—	956,415	(451,795)	14,690,945
	$—	$956,415	$338,392	$14,123,988

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The notional amount of swap contracts open at June 30, 2019 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2019, the Portfolio held average monthly notional values on a net basis of $2,077,086, $2,136,950 and $421,330,676 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative liabilities, net of related collateral pledged by the Portfolio, at June 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$140,416	$—	$—	$(140,416)	$—
CIBC	69,671	—	(69,671)	—	—
Citigroup	136,272	—	—	(136,272)	—
JPMorgan Chase	70,771	—	—	(70,771)	—
Macquarie	126,967	—	—	(126,967)	—
Morgan Stanley	86,457	—	(86,457)	—	—
RBC Capital	44,961	—	(44,961)	—	—
Societe Generale	190,113	—	(190,113)	—	—
UBS	90,787	—	(90,787)	—	—
	$956,415	$—	$(481,989)	$(474,426)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may invest in structured notes designed to track the performance of the Benchmark. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2019, the Portfolio had no open futures contracts.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2019, the amount of restricted cash held at brokers related to open swap contracts was $11,091,043.

I) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At June 30, 2019, there were no securities out on loan.

During the six months ended June 30, 2019, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $513, of which $449 was rebated to borrowers (brokers). The Portfolio retained $48 in income from the cash collateral investment, and SSB, as lending agent, was paid $16.

J) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the six months ended June 30, 2019, investment advisory and administration fees earned and voluntarily waived by Credit Suisse were $1,225,236 and $6,774. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2020.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at June 30, 2019 are as follows:

Fee waivers/expense reimbursements subject to recoupment	Expires December 31, 2019	Expires December 31, 2020	Expires June 30, 2022
$252,480	$35,330	$210,376	$6,774

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $36,119.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2019, Rule 12b-1 distribution fees were $519,168.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2019, the Portfolio paid $222,368, which is included within transfer agent fees.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2019

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 4. Line of Credit (continued)

and during the six months ended June 30, 2019, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$235,045,491	$189,331,550

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Shares sold	7,645,957	12,385,004
Shares issue in reinvestment of dividends and distributions	559,459	2,732,726
Shares redeemed	(1,392,799)	(4,010,535)
Net increase	6,812,617	11,107,195

On June 30, 2019, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	87%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2019 (unaudited)

Note 7. Contingencies (continued)

be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 21, 2019.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Portfolio's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0619

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

(a)                                 This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 27, 2019

/s/Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	August 27, 2019